Taxes (Details) - Schedule of Components of the Benefit of Income Taxes	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Components of the Benefit of Income Taxes [Abstract]
Current	¥ (42,705)	$ (6,173)	¥ (286,789)
Deferred			1,023,038
Benefit of income (expenses) taxes	¥ (42,705)	$ (6,173)	¥ 736,249